Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	$ 60,168	$ 54,161
Mortgage rate lock commitments [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	3,002
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	$ 2,475	$ 963